Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000113876 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[1],[2]
C000113876 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[1],[2]
C000113876 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1],[2]
C000113876 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[1],[2]
C000113876 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[1],[2]
C000113876 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%	[1],[2]
C000113876 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1],[2]
C000113876 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[2]
C000113876 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[3]
C000113876 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000113876 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
C000113876 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1]
C000113876 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%	[1]
C000113876 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[1]
C000113876 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%	[1]
C000113876 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[1]
C000125661 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	30.50%	[4],[5]
C000125661 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[4],[5]
C000125661 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[4],[5]
C000125661 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[4],[5]
C000125661 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[4],[5]
C000125661 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000125661 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%	[5]
C000125661 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[5]
C000125661 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[5]
C000125661 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[5]
C000125661 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%	[5]
C000125661 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[5]
C000132817 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[6],[7],[8]
C000132817 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[6],[7],[8]
C000132817 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[6],[7],[8]
C000132817 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%	[6],[7],[8]
C000132817 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%	[6],[7],[8]
C000132817 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[6],[7],[8]
C000132817 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000132817 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(49.90%)
C000132817 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000132817 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000132818 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[9],[10],[11]
C000132818 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[9],[10],[11]
C000132818 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	46.80%	[9],[10],[11]
C000132818 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[9],[10],[11]
C000132818 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%	[9],[10],[11]
C000132818 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[9],[10],[11]
C000132818 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000132818 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(44.80%)
C000132818 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000132818 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000137261 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[12],[13],[14]
C000137261 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[12],[13],[14]
C000137261 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[12],[13],[14]
C000137261 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%	[12],[13],[14]
C000137261 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	42.60%	[12],[13],[14]
C000137261 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[12],[13],[14]
C000137261 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000137261 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(47.00%)
C000137261 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000137261 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000139416 [Member] | Energy Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000139416 [Member] | Agriculture Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000139416 [Member] | Industrial Metals Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000139416 [Member] | Livestock Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000139416 [Member] | Gold Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000139416 [Member] | Precious Metals Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000139416 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
C000139416 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000139416 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000139416 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000139416 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000139416 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000139416 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000189608 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[15],[16],[17]
C000189608 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[15],[16],[17]
C000189608 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[15],[16],[17]
C000189608 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%	[15],[16],[17]
C000189608 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%	[15],[16],[17]
C000189608 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[15],[16],[17]
C000189608 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000189608 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(45.90%)
C000189608 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000189608 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000198581 [Member] | Energy Futures [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%	[18]
C000198581 [Member] | Agriculture Futures [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%	[18]
C000198581 [Member] | Industrial Metals Futures [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[18]
C000198581 [Member] | Livestock Futures [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[18]
C000198581 [Member] | Precious Metals Futures [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[18]
C000198581 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)
C000198581 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000198581 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000198581 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000198581 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000198581 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000236575 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[19],[20],[21]
C000236575 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%	[19],[20],[21]
C000236575 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[19],[20],[21]
C000236575 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[19],[20],[21]
C000236575 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[19],[20],[21]
C000236575 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%	[19],[20],[21]
C000236575 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000236575 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000236575 [Member] | Swaps net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236575 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242839 [Member] | Industrial Metals Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000242839 [Member] | Precious Metals Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000242839 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000242839 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000242839 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000242839 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000242839 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000242839 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000242839 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Rounds to less than 0.1%.
[4]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[5]	Excludes money market funds.
[6]
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[7]	Excludes money market funds.
[8]	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
[9]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[10]	Excludes money market funds.
[11]	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
[12]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[13]	Excludes money market funds.
[14]	The underlying fund is iShares 10+ Year Investment Grade Corporate Bond ETF.
[15]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[16]	Excludes money market funds.
[17]	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
[18]	Represents the sector allocation of the Bloomberg Roll Select Commodity Total Return Index.
[19]	Excludes money market funds.
[20]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[21]	The underlying fund is iShares Core U.S. Aggregate Bond ETF.